Property, plant and equipment (Tables)	9 Months Ended
Sep. 30, 2026
Property, Plant, and Equipment [Abstract]
Schedule of Property, Plant and Equipment

		Accumulated	Net Book
September 30, 2026	Cost	Depreciation	Value
Computer equipment and software	3,604	2,945	659
Furniture and fixtures	119	92	27
Machinery and equipment	13,374	9,575	3,799
Leasehold improvements	4,993	4,146	847
	$22,090	$16,758	$5,332

		Accumulated	Net Book
December 31, 2025	Cost	Depreciation	Value
Computer equipment and software	3,598	2,855	743
Furniture and fixtures	119	90	29
Machinery and equipment	13,584	9,505	4,079
Leasehold improvements	4,864	4,110	754
	$22,165	$16,560	$5,605